UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2017

Date of reporting period:	July 31, 2017

Item 1. Schedule of Investments:

Putnam Absolute Return 100 Fund

The fund's portfolio
7/31/17 (Unaudited)

CORPORATE BONDS AND NOTES (40.3%)(a)
			Principal amount	Value

Banking (10.7%)

ABN AMRO Bank NV 144A sr. unsec. FRN 1.944%, 1/18/19 (Netherlands)			$1,125,000	$1,130,565

ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. FRN 2.314%, 1/25/22 (United Kingdom)			1,500,000	1,514,928

Bank of America Corp. sr. unsec. unsub. notes 2.00%, 1/11/18			1,159,000	1,161,260

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 2.151%, 11/9/20			535,000	534,604

Bank of Nova Scotia (The) sr. unsec. unsub. notes 1.375%, 12/18/17 (Canada)			430,000	429,862

Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. notes 2.20%, 7/20/20 (France)			605,000	605,597

BNP Paribas SA company guaranty sr. unsec. unsub. notes Ser. BKNT, 5.00%, 1/15/21 (France)			600,000	655,885

Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20			520,000	526,171

Citizens Bank NA/Providence RI sr. unsec. notes 2.25%, 3/2/20			695,000	697,456

Commonwealth Bank of Australia 144A sr. unsec. notes 1.75%, 11/7/19 (Australia)			500,000	497,123

HBOS PLC unsec. sub. FRN Ser. EMTN, 1.923%, 9/6/17 (United Kingdom)			1,000,000	999,500

HSBC USA, Inc. sr. unsec. unsub. notes 2.00%, 8/7/18			1,000,000	1,003,400

JPMorgan Chase & Co. sr. unsec. unsub. notes 2.25%, 1/23/20			1,000,000	1,007,240

JPMorgan Chase & Co. sr. unsec. unsub. notes 2.00%, 8/15/17			428,000	428,094

JPMorgan Chase & Co. unsec. sub. notes 3.875%, 9/10/24			135,000	140,031

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.30%, 12/13/18			447,000	450,019

National Australia Bank, Ltd., NY sr. unsec. notes 2.80%, 1/10/22 (Australia)			1,500,000	1,523,363

PNC Bank NA sr. unsec. notes Ser. BKNT, 2.00%, 5/19/20			350,000	350,324

Royal Bank of Canada sr. unsec. notes Ser. GMTN, 2.125%, 3/2/20 (Canada)			735,000	738,401

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.20%, 7/27/18 (Canada)			435,000	437,632

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			200,000	211,250

Royal Bank of Scotland Group PLC unsec. sub. notes 4.70%, 7/3/18 (United Kingdom)			1,535,000	1,567,668

Santander Issuances SAU company guaranty unsec. sub. notes 5.179%, 11/19/25 (Spain)			200,000	216,458

Skandinaviska Enskilda Banken AB sr. unsec. notes 2.30%, 3/11/20 (Sweden)			1,645,000	1,655,561

Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20			1,015,000	1,032,174

Westpac Banking Corp. sr. unsec. unsub. notes 2.15%, 3/6/20 (Australia)			1,500,000	1,507,550

				21,022,116
Basic materials (1.7%)

Archer-Daniels-Midland Co. sr. unsec. notes 5.45%, 3/15/18			338,000	346,310

Georgia-Pacific, LLC 144A company guaranty sr. unsec. notes 5.40%, 11/1/20			1,000,000	1,099,685

International Paper Co. sr. unsec. notes 9.375%, 5/15/19			1,000,000	1,126,759

Southern Copper Corp. sr. unsec. unsub. notes 5.875%, 4/23/45 (Peru)			200,000	222,791

WestRock RKT Co. company guaranty sr. unsec. unsub. notes 4.45%, 3/1/19			450,000	466,325

				3,261,870
Capital goods (1.9%)

Boeing Co. (The) sr. unsec. bonds 8.75%, 8/15/21			865,000	1,082,907

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6.00%, 10/15/17 (Luxembourg)			430,000	433,954

Rockwell Collins, Inc. sr. unsec. sub. notes 1.95%, 7/15/19			1,000,000	1,002,835

United Technologies Corp. sr. unsec. unsub. notes 1.90%, 5/4/20			1,185,000	1,189,188

				3,708,884
Communication services (1.9%)

AT&T, Inc. sr. unsec. unsub. notes 3.00%, 6/30/22			1,000,000	1,011,977

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 5.15%, 4/30/20			155,000	168,968

Verizon Communications, Inc. sr. unsec. unsub. FRN 1.552%, 8/15/19			1,000,000	1,001,608

Verizon Communications, Inc. sr. unsec. unsub. notes 2.946%, 3/15/22			833,000	841,528

Vodafone Group PLC sr. unsec. unsub. notes 1.25%, 9/26/17 (United Kingdom)			744,000	743,911

				3,767,992
Conglomerates (0.6%)

Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. notes 2.20%, 3/16/20 (Netherlands)			1,255,000	1,261,511

				1,261,511
Consumer cyclicals (2.2%)

Amazon.com, Inc. sr. unsec. notes 1.20%, 11/29/17			423,000	422,691

Autonation, Inc. company guaranty sr. unsec. unsub. notes 6.75%, 4/15/18			365,000	377,496

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20			100,000	107,390

Dollar General Corp. sr. unsec. sub. notes 1.875%, 4/15/18			300,000	300,162

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.10%, 1/15/19			1,000,000	1,015,094

Moody's Corp. sr. unsec. unsub. notes 2.75%, 12/15/21			1,000,000	1,011,052

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 3.30%, 8/14/20			1,010,000	1,039,100

				4,272,985
Consumer finance (1.2%)

Air Lease Corp. sr. unsec. notes 2.625%, 9/4/18			1,385,000	1,396,907

American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%, perpetual maturity			370,000	378,325

American Express Co. sr. unsec. notes 7.00%, 3/19/18			286,000	295,674

American Express Co. sr. unsec. notes 6.15%, 8/28/17			174,000	174,556

				2,245,462
Consumer staples (4.2%)

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.625%, 1/14/20			1,905,000	1,940,157

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46			577,000	648,011

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26			578,000	597,837

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 1.90%, 2/1/19			1,255,000	1,260,522

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 1.25%, 1/17/18			156,000	155,788

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22			1,030,000	1,129,940

CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18			430,000	432,924

Molson Coors Brewing Co. 144A company guaranty sr. unsec. unsub. notes 1.90%, 3/15/19			680,000	679,910

Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. unsub. notes 1.625%, 10/28/19 (Netherlands)			1,000,000	992,363

PepsiCo, Inc. sr. unsec. unsub. notes 1.25%, 8/13/17			427,000	426,975

				8,264,427
Energy (3.2%)

Chevron Corp. sr. unsec. unsub. notes 1.561%, 5/16/19			530,000	529,905

Chevron Corp. sr. unsec. unsub. notes 1.104%, 12/5/17			423,000	422,600

ConocoPhillips Co. company guaranty sr. unsec. unsub. notes 1.05%, 12/15/17			430,000	429,320

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31			25,000	29,609

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44 (Brazil)			689,000	692,445

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)			312,000	366,600

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			594,000	619,988

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)			53,000	55,716

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.50%, 1/21/21 (Mexico)			1,500,000	1,599,528

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			99,000	98,347

Phillips 66 144A company guaranty sr. unsec. FRN 2.054%, 4/15/20			1,000,000	1,001,987

Statoil ASA company guaranty sr. unsec. unsub. notes 2.90%, 11/8/20 (Norway)			343,000	351,952

				6,197,997
Financial (2.4%)

GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. notes 2.342%, 11/15/20 (Ireland)			930,000	936,933

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20			1,977,000	2,218,528

Macquarie Bank, Ltd. 144A sr. unsec. notes 4.00%, 7/29/25 (Australia)			310,000	325,288

Macquarie Group Ltd. 144A sr. unsec. notes 7.625%, 8/13/19 (Australia)			260,000	285,906

UBS AG/London 144A sr. unsec. notes 2.20%, 6/8/20 (United Kingdom)			380,000	381,928

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 3.00%, 4/15/21 (Switzerland)			565,000	575,067

				4,723,650
Health care (1.4%)

AstraZeneca PLC sr. unsec. unsub. notes 5.90%, 9/15/17 (United Kingdom)			430,000	432,110

Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22			730,000	767,235

Johnson & Johnson sr. unsec. notes 5.15%, 7/15/18			269,000	278,493

Pfizer, Inc. sr. unsec. unsub. notes 1.70%, 12/15/19			635,000	636,139

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 1.90%, 9/23/19 (Ireland)			500,000	499,419

UnitedHealth Group, Inc. sr. unsec. notes 6.00%, 2/15/18			192,000	196,590

				2,809,986
Insurance (2.0%)

AIG Global Funding 144A sr. notes 2.15%, 7/2/20			325,000	325,705

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB 8.125%, 6/15/38			235,000	246,456

Marsh & McLennan Companies, Inc. sr. unsec. unsub. notes 2.75%, 1/30/22			1,000,000	1,012,588

MetLife, Inc. sr. unsec. unsub. notes 4.75%, 2/8/21			1,180,000	1,285,093

Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23			790,000	807,861

Protective Life Global Funding 144A notes 2.262%, 4/8/20			325,000	325,568

				4,003,271
Investment banking/Brokerage (1.8%)

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN 2.352%, 11/15/21			1,500,000	1,514,754

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20			280,000	282,395

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2.375%, 1/22/18			229,000	229,883

Morgan Stanley sr. unsec. unsub. FRN 2.487%, 1/20/22			1,500,000	1,514,969

				3,542,001
Real estate (0.4%)

Liberty Property LP sr. unsec. unsub. notes 3.375%, 6/15/23(R)			550,000	558,031

Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20(R)			130,000	131,973

Select Income REIT sr. unsec. unsub. notes 2.85%, 2/1/18(R)			130,000	130,502

				820,506
Technology (2.7%)

Apple, Inc. sr. unsec. notes 2.10%, 5/6/19			1,395,000	1,409,430

Apple, Inc. sr. unsec. unsub. notes 2.00%, 5/6/20			359,000	361,620

Broadcom Corp./Broadcom Cayman Finance, Ltd. 144A company guaranty sr. unsec. unsub. notes 3.00%, 1/15/22			1,000,000	1,015,245

Intel Corp. sr. unsec. unsub. notes 1.35%, 12/15/17			430,000	430,030

Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21			990,000	973,892

Oracle Corp. sr. unsec. unsub. notes 2.25%, 10/8/19			1,110,000	1,124,608

				5,314,825
Transportation (0.4%)

Continental Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 97-4, Class A, 6.90%, 1/2/18			67,194	67,866

Continental Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 98-1, Class A, 6.648%, 9/15/17			5,880	5,910

Federal Express Corp. Pass-Through Trust 144A pass-through certificates Ser. 12, 2.625%, 1/15/18			34,608	34,636

FedEx Corp. company guaranty sr. unsec. unsub. notes 3.20%, 2/1/25			625,000	638,298

				746,710
Utilities and power (1.6%)

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. notes 5.75%, 9/15/19			500,000	531,690

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7.125%, 12/1/18			289,000	309,269

Consolidated Edison, Inc. sr. unsec. unsub. notes Ser. A, 2.00%, 3/15/20			320,000	320,685

IPALCO Enterprises, Inc. sr. notes 5.00%, 5/1/18			277,000	281,155

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9.50%, 4/1/19			654,000	728,436

TransCanada PipeLines, Ltd. sr. unsec. notes 1.625%, 11/9/17 (Canada)			1,000,000	1,000,369

				3,171,604

Total corporate bonds and notes (cost $78,315,063)				$79,135,797

MORTGAGE-BACKED SECURITIES (24.5%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (3.2%)

Federal Home Loan Mortgage Corporation
IFB Ser. 2976, Class LC, 19.926%, 5/15/35			$19,491	$28,671
Ser. 3724, Class CM, 5.50%, 6/15/37			42,786	47,646
Ser. 2533, Class HB, 5.50%, 12/15/17			2,248	2,261
Ser. 2513, Class DB, 5.00%, 10/15/17			1,370	1,372
Ser. 3539, Class PM, 4.50%, 5/15/37			20,841	21,826
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M2, IO, 3.882%, 10/25/24			53,686	53,997
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2, 3.832%, 12/25/27			198,682	203,963
Structured Agency Credit Risk Debt FRN Ser. 14-DN3, Class M2, 3.632%, 8/25/24			14,369	14,387
Ser. 3805, Class AK, 3.50%, 4/15/24			2,907	2,906
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M2, 3.432%, 10/25/28			381,000	388,552
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M2, 3.432%, 3/25/25			141,394	143,056
Ser. 3876, Class CA, 2.75%, 6/15/26			17,961	18,046
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M1, 2.332%, 12/25/28			261,316	262,218
Ser. 3609, Class LK, 2.00%, 12/15/24			127,552	127,503
FRB Ser. 8, Class A9, IO, 0.441%, 11/15/28			97,370	1,339
FRB Ser. 59, Class 1AX, IO, 0.272%, 10/25/43			257,338	2,523
Ser. 48, Class A2, IO, 0.212%, 7/25/33			389,714	2,862
Ser. 3835, Class FO, PO, zero %, 4/15/41			1,263,051	1,092,635

Federal National Mortgage Association
IFB Ser. 05-75, Class GS, 16.553%, 8/25/35			127,102	166,059
IFB Ser. 11-4, Class CS, 10.436%, 5/25/40			179,488	207,222
Ser. 05-68, Class PC, 5.50%, 7/25/35			21,077	21,896
IFB Ser. 12-36, Class SN, IO, 5.218%, 4/25/42			1,450,909	261,889
Ser. 09-100, Class PA, 4.50%, 4/25/39			4,673	4,709
Ser. 11-60, Class PA, 4.00%, 10/25/39			23,235	23,990
Ser. 03-43, Class YA, 4.00%, 3/25/33			186,930	189,025
Ser. 04-2, Class QL, 4.00%, 2/25/19			33,452	33,813
Ser. 10-155, Class A, 3.50%, 9/25/25			18,288	18,579
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, 2.582%, 1/25/29			197,090	198,704
Ser. 10-81, Class AP, 2.50%, 7/25/40			76,587	76,698
Ser. 98-W2, Class X, IO, 0.059%, 6/25/28			622,865	30,365
Ser. 98-W5, Class X, IO, 0.048%, 7/25/28			191,597	9,340

Government National Mortgage Association
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44			738,328	137,393
IFB Ser. 14-20, Class SQ, IO, 4.872%, 7/20/43			3,895,720	591,663
Ser. 13-20, Class QI, IO, 4.50%, 12/16/42			4,401,884	749,264
Ser. 09-32, Class AB, 4.00%, 5/16/39			24,476	25,974
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37			10,004,652	1,041,824
Ser. 10-151, Class KO, PO, zero %, 6/16/37			142,845	121,764

GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-2, IO, 1.004%, 5/19/27			17,829	—
FRB Ser. 99-2, IO, 0.84%, 9/19/27			49,360	432
FRB Ser. 98-3, IO, zero %, 9/19/27			22,696	—
FRB Ser. 98-4, IO, zero %, 12/19/26			34,875	—

				6,326,366
Commercial mortgage-backed securities (16.3%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695%, 7/10/46			33,368	33,618
FRB Ser. 07-3, Class AJ, 5.676%, 6/10/49			8,353	8,353
FRB Ser. 07-1, Class XW, IO, 0.221%, 1/15/49			236,491	1,020

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A FRB Ser. 04-4, Class XC, IO, 0.024%, 7/10/42			33,617	15

Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.535%, 1/12/45			701,000	686,980

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class B, 5.302%, 3/11/39			705,739	549,968

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.753%, 12/15/47			507,000	507,796

Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class AS, 4.026%, 5/10/47			486,000	507,068

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 5.891%, 5/15/46			472,989	476,871

COMM Mortgage Pass-Through Certificates FRB Ser. 14-CR14, Class XA, IO, 0.816%, 2/10/47			9,945,229	298,755

COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.589%, 12/10/44			522,000	567,101
FRB Ser. 14-CR18, Class C, 4.735%, 7/15/47			306,000	311,569
FRB Ser. 14-CR17, Class C, 4.735%, 5/10/47			577,000	569,338
FRB Ser. 14-LC15, Class XA, IO, 1.34%, 4/10/47			12,246,176	663,143
FRB Ser. 13-LC13, Class XA, IO, 1.328%, 8/10/46			9,203,214	389,480
FRB Ser. 14-CR17, Class XA, IO, 1.143%, 5/10/47			6,159,094	308,571

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 6.31%, 2/15/41			500,000	362,500

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6.00%, 5/17/40			58,114	58,713
FRB Ser. 03-C3, Class AX, IO, 2.044%, 5/15/38			277,333	1

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.346%, 8/10/44			958,000	997,565

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class D, 4.412%, 6/10/48			777,277	788,027

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3, Class XC, IO, 0.073%, 7/10/45			779,187	8

GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO, 1.582%, 2/10/46			4,715,365	305,084

GS Mortgage Securities Corp. II 144A FRB Ser. 13-GC10, Class D, 4.41%, 2/10/46			521,000	503,911

GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.945%, 1/10/47			686,000	716,225
FRB Ser. 14-GC22, Class C, 4.646%, 6/10/47			293,000	303,100
FRB Ser. 13-GC12, Class C, 4.179%, 6/10/46			88,000	87,498
FRB Ser. 13-GC12, Class XA, IO, 1.547%, 6/10/46			4,540,603	280,609
FRB Ser. 14-GC24, Class XA, IO, 0.846%, 9/10/47			3,079,043	132,242

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.652%, 1/10/45			389,000	377,719
FRB Ser. 11-GC5, Class D, 5.399%, 8/10/44			319,000	304,745
FRB Ser. 14-GC18, Class D, 4.945%, 1/10/47			295,000	251,909
FRB Ser. 13-GC12, Class D, 4.446%, 6/10/46			890,000	793,079

JP Morgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C8, Class C, 4.604%, 10/15/45			262,000	271,049

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class C, 4.665%, 4/15/47			378,000	383,515
Ser. 13-C17, Class AS, 4.458%, 1/15/47			241,000	259,678
FRB Ser. 14-C25, Class C, 4.447%, 11/15/47			721,000	718,225
FRB Ser. 14-C22, Class XA, IO, 0.933%, 9/15/47			6,602,266	327,748

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 12-LC9, Class D, 4.384%, 12/15/47			173,000	176,996

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.21%, 2/12/51			10,538	10,617
FRB Ser. 05-LDP5, Class F, 5.674%, 12/15/44			347,614	345,646
FRB Ser. 05-CB11, Class C, 5.519%, 8/12/37			500,000	507,750
Ser. 04-LN2, Class A2, 5.115%, 7/15/41			5,375	5,391
FRB Ser. 13-C10, Class XA, IO, 1.123%, 12/15/47			12,010,130	558,291

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class E, 5.614%, 2/15/46			645,000	644,871
FRB Ser. 12-C6, Class E, 5.136%, 5/15/45			898,000	815,474

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class B, 5.472%, 9/15/39 (In default)(NON)			527,000	50,065
FRB Ser. 06-C6, Class AJ, 5.452%, 9/15/39			269,549	215,639
FRB Ser. 07-C2, Class XW, IO, 0.263%, 2/15/40			92,824	12

LSTAR Commercial Mortgage Trust 144A
FRB Ser. 15-3, Class B, 3.198%, 4/20/48			1,713,000	1,632,403
FRB Ser. 15-3, Class C, 3.198%, 4/20/48			338,000	299,015

Merrill Lynch Mortgage Trust Ser. 04-KEY2, Class D, 5.046%, 8/12/39			264,644	261,941

Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO, 0.005%, 6/12/43			1,895,511	6

ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC, IO, 0.634%, 12/12/49			1,914,876	14,362

Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 12-C5, Class AS, 3.792%, 8/15/45			388,000	405,382
FRB Ser. 13-C7, Class XA, IO, 1.484%, 2/15/46			13,153,778	748,450
FRB Ser. 14-C17, Class XA, IO, 1.243%, 8/15/47			8,614,194	440,788

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 13-C7, Class XB, IO, 0.348%, 2/15/46			24,165,000	423,854

Morgan Stanley Capital I Trust Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44			218,191	217,100

Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C3, Class E, 5.155%, 7/15/49			301,000	302,367
FRB Ser. 12-C4, Class XA, IO, 2.099%, 3/15/45			3,721,635	287,615

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.04%, 8/10/49			300,000	316,560
FRB Ser. 12-C2, Class D, 4.898%, 5/10/63			279,000	279,753
FRB Ser. 12-C4, Class XA, IO, 1.738%, 12/10/45			5,169,529	348,420
FRB Ser. 12-C2, Class XA, IO, 1.383%, 5/10/63			15,837,249	839,111

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C21, Class D, 5.291%, 10/15/44			240,000	239,199
FRB Ser. 06-C29, IO, 0.323%, 11/15/48			3,365,112	135

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 07-C31, IO, 0.177%, 4/15/47			15,589,961	2,436

Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.295%, 7/15/46			898,000	919,372
Ser. 12-LC5, Class AS, 3.539%, 10/15/45			535,000	553,939

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.295%, 7/15/46			964,000	899,131

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47			212,000	220,162
FRB Ser. 12-C10, Class C, 4.391%, 12/15/45			544,000	537,482
Ser. 13-C18, Class AS, 4.387%, 12/15/46			491,000	529,843
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46			319,000	341,202
Ser. 13-C12, Class AS, 3.56%, 3/15/48			395,000	407,411
Ser. 13-C11, Class AS, 3.311%, 3/15/45			224,000	228,130

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.672%, 11/15/44			517,000	531,062
FRB Ser. 11-C2, Class D, 5.602%, 2/15/44			269,000	272,228
Ser. 11-C4, Class D, 5.265s, 6/15/44			1,217,000	1,216,562
Ser. 11-C4, Class E, 5.265%, 6/15/44			285,000	275,367
FRB Ser. 13-C15, Class D, 4.479%, 8/15/46			662,000	574,617
FRB Ser. 13-C12, Class XA, IO, 1.369%, 3/15/48			1,285,553	63,622

				32,062,575
Residential mortgage-backed securities (non-agency) (5.0%)

BCAP, LLC Trust 144A FRB Ser. 14-RR1, Class 2A2, 2.882%, 1/26/36			500,000	437,454

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 3.166%, 5/25/35			536,562	547,293

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, 1.716%, 6/25/46			2,118,183	2,006,131
FRB Ser. 05-59, Class 1A1, 1.558%, 11/20/35			607,409	553,599
FRB Ser. 06-OA10, Class 4A1, 1.422%, 8/25/46			2,276,743	2,110,996

Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, 1.852%, 4/25/35			241,798	200,337

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 7.132%, 10/25/28			467,620	551,818
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.932%, 4/25/28			155,110	177,864
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 6.782%, 4/25/28			60,000	67,646
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 6.232%, 7/25/25			10,000	11,045
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, 5.482%, 4/25/29			20,000	22,437

GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, 1.412%, 5/25/36(F)			673,674	352,716

Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 2.976%, 2/25/35			171,916	172,990

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598%, 8/26/47			1,265,000	1,043,625

Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 06-AM1, Class A4, 1.392%, 4/25/36			246,146	242,203

Vericrest Opportunity Loan Transfer LXI, LLC 144A Ser. 17-NPL8, Class A1, 3.125%, 6/25/47			275,358	275,316

WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR17, Class A1B2, 1.642%, 12/25/45			1,053,668	1,000,984

				9,774,454

Total mortgage-backed securities (cost $48,483,987)				$48,163,395

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (8.4%)(a)
			Principal amount	Value

U.S. Government Agency Mortgage Obligations (8.4%)

Federal Home Loan Mortgage Corporation 4.50%, 10/1/18			$4,655	$4,696

Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, 9/1/17			4,943	4,948
4.50%, 8/1/18			3,880	3,927

Federal National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 9/1/18 to 9/1/19			8,541	8,680
4.50%, TBA, 9/1/47			2,000,000	2,145,078
4.50%, TBA, 8/1/47			2,000,000	2,147,188
3.50%, 6/1/56			968,209	1,000,243
3.50%, TBA, 9/1/47			2,000,000	2,055,781
3.50%, TBA, 8/1/47			4,000,000	4,118,125
3.00%, TBA, 8/1/47			3,000,000	3,004,922
2.50%, TBA, 9/1/47			1,000,000	965,469
2.50%, TBA, 8/1/47			1,000,000	966,641

				16,425,698

Total U.S. government and agency mortgage obligations (cost $16,381,394)				$16,425,698

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes 2.00%, 9/30/20(SEGSF)			$58,000	$58,798

Total U.S. treasury obligations (cost $57,983)				$58,798

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (2.9%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. unsub. bonds 7.625%, 4/22/46 (Argentina)			$215,000	$221,020

Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)			570,000	585,960

Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)			380,000	397,142

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)			600,000	647,250

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)			300,000	361,500

United Mexican States sr. unsec. unsub. notes 4.15%, 3/28/27 (Mexico)			315,000	328,685

Russia (Federation of) 144A sr. unsec. unsub. bonds 12.75%, 6/24/28 (Russia)			750,000	1,317,188

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)			1,600,000	1,742,000

Turkey (Republic of) unsec. notes 11.00%, 3/2/22 (Turkey)		TRY	479,000	138,078

Total foreign government and agency bonds and notes (cost $5,462,057)				$5,738,823

ASSET-BACKED SECURITIES (1.4%)(a)
			Principal amount	Value

Mortgage Repurchase Agreement Financing Trust 144A
FRB Ser. 16-2, Class A, 2.524%, 3/10/19			$112,000	$112,000
FRB Ser. 16-4, Class A1, 2.424%, 5/10/19			138,000	138,000
FRB Ser. 16-5, Class A, 2.394%, 6/10/19			1,598,000	1,598,000

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A, 2.132%, 2/25/49			923,333	923,333

Total asset-backed securities (cost $2,771,373)				$2,771,333

PURCHASED SWAP OPTIONS OUTSTANDING (0.1%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

(2.214)/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.214		$3,615,000	$4

Barclays Bank PLC

1.47/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.47		4,338,000	824

Citibank, N.A.

(2.518)/3 month USD-LIBOR-BBA/May-49	May-19/2.518		318,100	28,766

2.25/3 month USD-LIBOR-BBA/Sep-27	Sep-17/2.25		2,892,000	19,174

(2.57)/3 month USD-LIBOR-BBA/Nov-22	Nov-17/2.57		1,446,000	12,624

1.975/3 month USD-LIBOR-BBA/Nov-22	Nov-17/1.975		1,446,000	9,182

(1.975)/3 month USD-LIBOR-BBA/Nov-22	Nov-17/1.975		1,446,000	8,850

1.6125/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.6125		5,784,000	8,271

(1.896)/3 month USD-LIBOR-BBA/Dec-22	Dec-17/1.896		928,000	8,148

2.57/3 month USD-LIBOR-BBA/Nov-22	Nov-17/2.57		1,446,000	7,852

2.235/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.235		2,169,000	6,681

1.896/3 month USD-LIBOR-BBA/Dec-22	Dec-17/1.896		928,000	4,510

2.02/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.02		2,169,000	1,019

Credit Suisse International

2.2275/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.2275		2,169,000	10,737

2.3724/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.3724		728,500	8,669

2.8472/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.8472		728,500	2,768

Goldman Sachs International

2.20/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.20		7,690,000	27,144

(2.33)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.33		2,169,000	7,201

2.525/3 month USD-LIBOR-BBA/Aug-37	Aug-17/2.525		723,000	6,384

2.015/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.015		1,982,000	5,847

(1.83)/3 month USD-LIBOR-BBA/Sep-22	Sep-17/1.83		879,000	5,177

1.796/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.796		4,338,000	4,685

1.83/3 month USD-LIBOR-BBA/Sep-22	Sep-17/1.83		879,000	1,231

(2.5975)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.5975		4,338,000	824

1.296/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.296		8,676,000	260

(2.234)/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.234		3,615,000	4

JPMorgan Chase Bank N.A.

1.585/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.585		4,338,000	3,731

(2.81025)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.81025		2,892,000	1,388

1.479/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.479		4,338,000	998

(1.585)/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.585		4,338,000	824

1.9685/3 month USD-LIBOR-BBA/Aug-27	Aug-17/1.9685		1,321,000	304

Total purchased swap options outstanding (cost $300,939)				$204,081

PURCHASED OPTIONS OUTSTANDING (—%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Sep-17/$100.05		$8,000,000	$38,592

Total purchased options outstanding (cost $42,500)				$38,592

SHORT-TERM INVESTMENTS (30.5%)(a)
			Principal amount/shares	Value

Aegon NV 144A commercial paper 1.454%, 9/19/17			$1,000,000	$997,954

Agrium, Inc. commercial paper 1.544%, 9/27/17			1,000,000	997,617

Amcor, Ltd./Australia commercial paper 1.443%, 9/28/17			1,000,000	997,576

Ameren Corp. commercial paper 1.381%, 8/8/17			1,000,000	999,686

Amphenol Corp. commercial paper 1.400%, 8/2/17			1,000,000	999,923

Anthem, Inc. 144A commercial paper 1.382%, 8/17/17			1,000,000	999,333

Assa Abloy Financial Services AB commercial paper 1.505%, 9/28/17			1,000,000	997,594

Autonation, Inc. commercial paper 1.600%, 8/1/17			1,000,000	999,953

BASF SE commercial paper 1.243%, 9/25/17			1,000,000	998,231

Berkshire Hathaway Energy Co. commercial paper 1.323%, 8/9/17			1,000,000	999,652

Cabot Corp. commercial paper 1.401%, 8/11/17			1,000,000	999,565

Caterpillar Financial Services Corp. commercial paper 1.363%, 8/15/17			1,000,000	999,454

Deutsche Telekom AG 144A commercial paper 1.403%, 8/30/17			1,000,000	998,725

Duke Energy Corp. commercial paper 1.402%, 8/9/17			1,000,000	999,646

E. I. du Pont de Nemours & Co. commercial paper 1.402%, 8/14/17			969,000	968,473

Energy Transfer Partners LP commercial paper 1.750%, 8/1/17			1,000,000	999,953

Entergy Corp. commercial paper 1.421%, 8/22/17			1,000,000	999,011

Enterprise Products Operating, LLC commercial paper 1.402%, 8/16/17			1,000,000	999,360

ERP Operating LP commercial paper 1.370%, 8/4/17			1,000,000	999,845

Humana, Inc. commercial paper 1.472%, 8/14/17			1,000,000	999,374

Interpublic Group of Cos., Inc. (The) commercial paper 1.432%, 8/16/17			1,000,000	999,374

Intesa Funding, LLC commercial paper 1.504%, 8/8/17			1,000,000	999,644

Kansas City Southern commercial paper 1.702%, 8/7/17			1,000,000	999,669

KCP&L Greater Missouri Operations Co. commercial paper 1.385%, 8/1/17			2,000,000	1,999,923

McCormick & Co., Inc./MD commercial paper 1.342%, 8/31/17			1,400,000	1,398,275

National Grid USA commercial paper 1.403%, 9/20/17			1,000,000	997,912

Nationwide Building Society 144A commercial paper 1.154%, 8/2/17			750,000	749,944

NextEra Energy Capital Holdings, Inc. commercial paper 1.504%, 9/18/17			1,000,000	997,995

Omnicom Capital, Inc. commercial paper 1.462%, 8/7/17			1,000,000	999,726

Putnam Short Term Investment Fund 1.15%(AFF)		Shares	17,896,479	17,896,479

Rogers Communications, Inc. commercial paper 1.432%, 8/10/17			$1,000,000	999,605

Sempra Global commercial paper 1.425%, 8/3/17			1,000,000	999,884

Sheffield Receivables Co. LLC asset backed commercial paper 1.304%, 9/29/17			640,000	638,613

Southern Company Gas Capital Corp. commercial paper 1.441%, 8/9/17			1,000,000	999,646

Suncor Energy, Inc. commercial paper 1.453%, 9/12/17			1,000,000	998,245

Tyco International Holding SA commercial paper 1.400%, 8/2/17			1,000,000	999,923

U.S. Treasury Bills 0.891%, 8/10/17(SEGSF)			102,000	101,976

U.S. Treasury Bills 0.925%, 8/3/17			50,000	49,997

U.S. Treasury Bills 0.940%, 8/24/17(SEGCCS)			91,000	90,943

U.S. Treasury Bills 0.974%, 8/17/17(SEGSF)(SEGCCS)			2,952,000	2,950,725

UnitedHealth Group, Inc. commercial paper 1.271%, 8/9/17			1,000,000	999,650

Whirlpool Corp. commercial paper 1.353%, 8/7/17			1,000,000	999,726

WPP CP Finance PLC commercial paper 1.502%, 8/21/17			1,000,000	999,155

Total short-term investments (cost $59,819,844)				$59,817,954

TOTAL INVESTMENTS

Total investments (cost $211,635,140)(b)				$212,354,471

FORWARD CURRENCY CONTRACTS at 7/31/17 (aggregate face value $136,022) (Unaudited)

		Contract	Delivery		Aggregate	Unrealized
Counterparty	Currency	type	date	Value	face value	depreciation

Royal Bank of Scotland PLC (The)
	Turkish Lira	Sell	9/20/17	$139,045	$136,022	$(3,023)

Total						$(3,023)

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/17 (premiums $3,209,418) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

2.404/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.404	$7,230,000	$7
Barclays Bank PLC

(1.8295)/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.8295	4,338,000	824
Citibank, N.A.

2.551/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.551	4,338,000	43
2.5225/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.5225	2,169,000	694
(1.642)/3 month USD-LIBOR-BBA/Dec-19	Dec-17/1.642	2,892,000	4,425
(2.0625)/3 month USD-LIBOR-BBA/Aug-18	Aug-17/2.0625	5,784,000	6,709
1.642/3 month USD-LIBOR-BBA/Dec-19	Dec-17/1.642	2,892,000	7,230
(2.257)/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.257	1,446,000	16,311
2.257/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.257	1,446,000	20,822
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208	1,446,000	26,534
Credit Suisse International

2.4475/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.4475	2,169,000	2,494
(2.0385)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.0385	4,338,000	3,514
(2.5816)/3 month USD-LIBOR-BBA/Aug-37	Aug-17/2.5816	728,500	10,782
Goldman Sachs International

2.419/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.419	7,230,000	7
(1.563)/3 month USD-LIBOR-BBA/Sep-19	Sep-17/1.563	2,892,000	1,215
(2.805)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.805	723,000	1,779
2.62/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.62	1,982,000	3,944
1.563/3 month USD-LIBOR-BBA/Sep-19	Sep-17/1.563	2,892,000	4,598
(1.619)/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.619	13,014,000	5,206
(2.31)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.31	723,000	5,408
2.46/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.46	6,507,000	5,986
(2.3025)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.3025	3,845,000	31,339
JPMorgan Chase Bank N.A.

2.5385/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.5385	1,321,000	343
1.993/3 month USD-LIBOR-BBA/Oct-20	Oct-17/1.993	1,446,000	593
(1.98)/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.98	4,338,000	607
2.534/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.534	1,446,000	3,861
(1.783)/3 month USD-LIBOR-BBA/Oct-20	Oct-17/1.783	1,446,000	4,005
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	16,499,000	582,415

Total			$751,695

WRITTEN OPTIONS OUTSTANDING at 7/31/17 (premiums $42,500) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Sep-17/$99.61	$8,000,000	$23,960
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Sep-17/99.17	8,000,000	14,072

Total			$38,032

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/17 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Bank of America N.A.

(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	$723,000	$(28,269)	$1,178
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	433,800	(15,291)	35
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	433,800	(46,547)	(130)
(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	723,000	(14,460)	(470)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	433,800	(46,547)	(1,093)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	723,000	(14,460)	(1,685)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	723,000	(28,269)	(1,887)
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	433,800	(15,291)	(7,366)
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	433,800	39,194	13,448
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	433,800	39,194	4,997
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	723,000	27,799	3,955
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	723,000	27,799	(318)
Barclays Bank PLC

2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	433,800	(6,052)	1,098
(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	723,000	(14,460)	(499)
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	723,000	(14,460)	(1,656)
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	433,800	(6,052)	(3,783)
Citibank, N.A.

(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	723,000	(28,269)	1,070
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	723,000	(28,269)	(1,786)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	723,000	27,836	3,774
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	723,000	27,691	(188)
Goldman Sachs International

2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	86,800	(10,959)	223
1.995/3 month USD-LIBOR-BBA/Oct-27 (Purchased)	Oct-17/1.995	1,982,000	(5,351)	12
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	86,800	(10,959)	(345)
2.60/3 month USD-LIBOR-BBA/Oct-27 (Written)	Oct-17/2.60	1,982,000	5,351	630
JPMorgan Chase Bank N.A.

2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	433,800	(60,569)	1,197
1.9777/3 month USD-LIBOR-BBA/Sep-27 (Purchased)	Sep-17/1.9777	1,982,000	(2,722)	4
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	433,800	(60,569)	(10,402)
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	433,800	41,189	16,385
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	433,800	41,189	833
2.5777/3 month USD-LIBOR-BBA/Sep-27 (Written)	Sep-17/2.5777	1,982,000	2,722	180

Total			$(177,861)	$17,411

TBA SALE COMMITMENTS OUTSTANDING at 7/31/17 (proceeds receivable $11,196,758) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4.50%, 8/1/47	$2,000,000	8/14/17	$2,147,188
Federal National Mortgage Association, 3.50%, 8/1/47	4,000,000	8/14/17	4,118,125
Federal National Mortgage Association, 3.00%, 9/1/47	1,000,000	9/13/17	1,000,156
Federal National Mortgage Association, 3.00%, 8/1/47	3,000,000	8/14/17	3,004,922
Federal National Mortgage Association, 2.50%, 8/1/47	1,000,000	8/14/17	966,640

Total			$11,237,031

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/17 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$32,320,500	(E)	$65,383	9/20/19	1.70%	3 month USD-LIBOR-BBA	$23,496
	1,446,000		3,885	7/12/27	3 month USD-LIBOR-BBA	2.291%	11,054
	2,169,000		(13,043)	7/18/27	2.124%	3 month USD-LIBOR-BBA	9,816
	4,338,000		12,956	7/18/27	3 month USD-LIBOR-BBA	2.204%	(1,043)
	723,000		4,618	7/25/27	3 month USD-LIBOR-BBA	2.132%	(2,681)
	587,000		(4,502)	7/25/47	2.488%	3 month USD-LIBOR-BBA	3,684
	7,802,300	(E)	40,473	9/20/27	2.20%	3 month USD-LIBOR-BBA	87,084
	38,849,600	(E)	81,646	9/20/22	1.90%	3 month USD-LIBOR-BBA	139,769
	1,021,500	(E)	10,770	9/20/47	2.45%	3 month USD-LIBOR-BBA	35,436
	1,668,500		(22)	6/27/27	2.15%	3 month USD-LIBOR-BBA	12,251
	723,000		2,902	7/13/27	3 month USD-LIBOR-BBA	2.18%	(877)
	3,320,000		(44)	6/30/27	2.1965%	3 month USD-LIBOR-BBA	10,370
	2,148,000		(8)	7/5/19	1.60431%	3 month USD-LIBOR-BBA	(1,153)
	2,148,000		(8)	7/5/19	1.6076%	3 month USD-LIBOR-BBA	(1,292)
	398,000		(5)	7/5/27	2.317%	3 month USD-LIBOR-BBA	(3,030)
	636,800		(8)	7/10/27	2.34267%	3 month USD-LIBOR-BBA	(6,209)
	636,800		(8)	7/10/27	2.34955%	3 month USD-LIBOR-BBA	(6,610)
	636,800		(8)	7/10/27	2.35263%	3 month USD-LIBOR-BBA	(6,789)
	384,500	(E)	(5)	8/7/27	2.3625%	3 month USD-LIBOR-BBA	(4,029)
	318,400		(4)	7/10/27	2.3575%	3 month USD-LIBOR-BBA	(3,536)
	410,000	(E)	(6)	8/9/27	2.3725%	3 month USD-LIBOR-BBA	(4,647)
	129,500		(2)	7/13/27	2.34524%	3 month USD-LIBOR-BBA	(1,281)
	129,500		(2)	7/13/27	2.34667%	3 month USD-LIBOR-BBA	(1,298)
	137,000		(2)	7/19/27	2.264%	3 month USD-LIBOR-BBA	(307)
	138,000		(2)	7/20/27	2.202%	3 month USD-LIBOR-BBA	479
	5,307,000		(70)	7/25/27	2.22113%	3 month USD-LIBOR-BBA	10,278
	901,000		(12)	7/25/27	2.20843%	3 month USD-LIBOR-BBA	2,792
	325,000	(E)	(5)	8/30/27	2.27%	3 month USD-LIBOR-BBA	(406)
	820,000	(E)	(11)	8/7/27	3 month USD-LIBOR-BBA	2.27%	1,643
	1,132,853	(E)	(15)	8/9/27	3 month USD-LIBOR-BBA	2.275%	2,726
	423,000	(E)	(6)	10/3/27	2.2777%	3 month USD-LIBOR-BBA	(347)
	581,000	(E)	(8)	11/2/27	2.295%	3 month USD-LIBOR-BBA	(744)

	Total		$204,827	$304,599
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/17 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
$536,000	$—	7/3/22	(1.9225%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	$161
536,000	—	7/3/27	2.085%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(777)
616,000	—	7/5/22	(1.89%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	1,238
616,000	—	7/5/27	2.05%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(3,093)

Total	$—	$(2,471)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$2,939	$43,000	5/11/63	300 bp	$(1,912)
	CMBX NA BBB-.6 Index	BBB-/P	5,604	93,000	5/11/63	300 bp	(4,887)
	CMBX NA BBB-.6 Index	BBB-/P	11,483	186,000	5/11/63	300 bp	(9,501)
	CMBX NA BBB-.6 Index	BBB-/P	10,944	192,000	5/11/63	300 bp	(10,717)
	Credit Suisse International
	CMBX NA A.6 Index	A/P	4,549	145,000	5/11/63	200 bp	502
	CMBX NA A.6 Index	A/P	4,944	152,000	5/11/63	200 bp	701
	CMBX NA A.6 Index	A/P	33,255	632,000	5/11/63	200 bp	15,615
	CMBX NA BB.7 Index	—	(21,975)	1,245,000	5/11/63	(500 bp)	212,737
	CMBX NA BB.7 Index	—	(42,767)	260,000	1/17/47	(500 bp)	(2,277)
	CMBX NA BBB-.6 Index	BBB-/P	10,258	81,000	5/11/63	300 bp	1,120
	CMBX NA BBB-.6 Index	BBB-/P	28,753	272,000	5/11/63	300 bp	(1,933)
	CMBX NA BBB-.6 Index	BBB-/P	37,117	343,000	5/11/63	300 bp	(1,580)
	CMBX NA BBB-.6 Index	BBB-/P	142,418	1,332,000	5/11/63	300 bp	(7,853)
	CMBX NA BBB-.7 Index	BBB-/P	43,610	590,000	1/17/47	300 bp	(8,320)
	Goldman Sachs International
	CMBX NA BB.6 Index	—	(46,446)	454,000	5/11/63	(500 bp)	39,148
	CMBX NA BB.7 Index	—	(4,086)	27,000	1/17/47	(500 bp)	119
	CMBX NA A.6 Index	A/P	4,549	145,000	5/11/63	200 bp	502
	CMBX NA A.6 Index	A/P	6,612	217,000	5/11/63	200 bp	555
	CMBX NA A.6 Index	A/P	6,712	217,000	5/11/63	200 bp	655
	CMBX NA A.6 Index	A/P	35,368	695,000	5/11/63	200 bp	15,970
	CMBX NA A.7 Index	A/P	22,839	453,000	1/17/47	200 bp	15,722
	CMBX NA BB.7 Index	—	(15,401)	94,000	1/17/47	(500 bp)	(763)
	CMBX NA BB.7 Index	—	(5,685)	28,000	1/17/47	(500 bp)	(1,325)
	CMBX NA BBB-.6 Index	BBB-/P	1,773	34,000	5/11/63	300 bp	(2,062)
	CMBX NA BBB-.6 Index	BBB-/P	4,019	37,000	5/11/63	300 bp	(155)
	CMBX NA BBB-.6 Index	BBB-/P	4,003	37,000	5/11/63	300 bp	(171)
	CMBX NA BBB-.6 Index	BBB-/P	2,133	43,000	5/11/63	300 bp	(2,718)
	CMBX NA BBB-.6 Index	BBB-/P	2,096	43,000	5/11/63	300 bp	(2,755)
	CMBX NA BBB-.6 Index	BBB-/P	11,385	82,000	5/11/63	300 bp	2,134
	CMBX NA BBB-.6 Index	BBB-/P	17,320	358,000	5/11/63	300 bp	(23,068)
	CMBX NA BBB-.7 Index	—	(8,458)	104,000	1/17/47	(300 bp)	696
	CMBX NA BBB-.7 Index	—	(135)	2,000	1/17/47	(300 bp)	41
	CMBX NA BBB-.7 Index	—	(68)	1,000	1/17/47	(300 bp)	20
	CMBX NA BBB-.7 Index	—	(69)	1,000	1/17/47	(300 bp)	19
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	4,749	145,000	5/11/63	200 bp	702
	CMBX NA A.6 Index	A/P	11,255	342,000	5/11/63	200 bp	1,709
	CMBX NA A.6 Index	A/P	11,614	384,000	5/11/63	200 bp	896
	CMBX NA A.6 Index	A/P	25,971	537,000	5/11/63	200 bp	10,983
	CMBX NA BB.6 Index	—	(5,483)	39,000	5/11/63	(500 bp)	1,869
	CMBX NA BB.6 Index	—	(3,596)	25,000	5/11/63	(500 bp)	1,118
	CMBX NA BB.6 Index	—	(2,792)	21,000	5/11/63	(500 bp)	1,167
	CMBX NA BB.7 Index	—	(6,676)	39,000	1/17/47	(500 bp)	(603)
	CMBX NA BB.7 Index	—	(2,923)	18,000	1/17/47	(500 bp)	(120)
	CMBX NA BBB-.6 Index	BBB-/P	44	1,000	5/11/63	300 bp	(69)
	CMBX NA BBB-.6 Index	BBB-/P	4,875	39,000	5/11/63	300 bp	475
	CMBX NA BBB-.6 Index	BBB-/P	6,135	55,000	5/11/63	300 bp	(70)
	CMBX NA BBB-.6 Index	BBB-/P	14,268	98,000	5/11/63	300 bp	3,212
	CMBX NA BBB-.6 Index	BBB-/P	14,988	104,000	5/11/63	300 bp	3,255
	CMBX NA BBB-.6 Index	BBB-/P	12,113	109,000	5/11/63	300 bp	(184)
	CMBX NA BBB-.6 Index	BBB-/P	38,043	257,000	5/11/63	300 bp	9,049
	CMBX NA BBB-.6 Index	BBB-/P	38,043	257,000	5/11/63	300 bp	9,049
	CMBX NA BBB-.6 Index	BBB-/P	39,014	372,000	5/11/63	300 bp	(2,954)
	CMBX NA BBB-.6 Index	BBB-/P	41,013	523,000	5/11/63	300 bp	(17,990)
	CMBX NA BBB-.6 Index	BBB-/P	51,054	605,000	5/11/63	300 bp	(17,200)
	CMBX NA BBB-.7 Index	—	(25,881)	281,000	1/17/47	(300 bp)	(1,148)
	CMBX NA BBB-.7 Index	—	(9,318)	112,000	1/17/47	(300 bp)	540
	CMBX NA BBB-.7 Index	—	(6,803)	86,000	1/17/47	(300 bp)	767

	Total		$559,300	$228,712

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2017. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
TRY	Turkish Lira
Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2016 through July 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $196,408,413.
(b)	The aggregate identified cost on a tax basis is $211,997,211, resulting in gross unrealized appreciation and depreciation of $2,513,155 and $2,155,895, respectively, or net unrealized appreciation of $357,260.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
Name of affiliate	Fair value as of 10/31/16	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/17
Short-term investments
Putnam Short Term Investment Fund*	$16,690,663	$219,033,465	$217,827,649	$129,156	$17,896,479
Total Short-term investments	$16,690,663	$219,033,465	$217,827,649	$129,156	$17,896,479

	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $14,690,596 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	79.4%
	United Kingdom	3.9
	Canada	2.6
	Australia	2.4
	Netherlands	2.1
	Russia	1.4
	Sweden	1.2
	Mexico	1.0
	Germany	0.9
	Brazil	0.8
	Ireland	0.7
	Luxembourg	0.7
	France	0.6
	Spain	0.6
	Argentina	0.6
	Indonesia	0.5
	Other	0.6

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning, and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation, and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk, and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $904,802 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $804,834 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$2,771,333	$—
Corporate bonds and notes	—	79,135,797	—
Foreign government and agency bonds and notes	—	5,738,823	—
Mortgage-backed securities	—	48,163,395	—
Purchased options outstanding	—	38,592	—
Purchased swap options outstanding	—	204,081	—
U.S. government and agency mortgage obligations	—	16,425,698	—
U.S. treasury obligations	—	58,798	—
Short-term investments	17,896,479	41,921,475	—

Totals by level	$17,896,479	$194,457,992	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(3,023)	$—
Written options outstanding	—	(38,032)	—
Written swap options outstanding	—	(751,695)	—
Forward premium swap option contracts	—	17,411	—
TBA sale commitments	—	(11,237,031)	—
Interest rate swap contracts	—	99,772	—
Total return swap contracts	—	(2,471)	—
Credit default contracts	—	(330,588)	—

Totals by level	$—	$(12,245,657)	$—

During the reporting period, transfers within the fair value hierarchy, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$460,567	$791,155
Foreign exchange contracts	—	3,023
Interest rate contracts	501,420	933,762

Total	$961,987	$1,727,940

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$12,800,000
Purchased swap option contracts (contract amount)		$60,800,000
Written TBA commitment option contracts (contract amount)		$25,600,000
Written swap option contracts (contract amount)		$80,100,000
Forward currency contracts (contract amount)		$83,000
Centrally cleared interest rate swap contracts (notional)		$95,400,000
OTC total return swap contracts (notional)		$690,000
OTC credit default contracts (notional)		$10,900,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Royal Bank of Scotland PLC (The)	Total

	Assets:
	Centrally cleared interest rate swap contracts§	—	—	13,007	—	—	—	—	—	—	13,007
	OTC Total return swap contracts*#	—	1,399	—	—	—	—	—	—	—	1,399
	OTC Credit default contracts*#	—	—	—	—	275,202	118,303	—	67,062	—	460,567
	Forward currency contracts#	—	—	—	—	—	—	—	—	—	—
	Forward premium swap option contracts#	23,613	1,098	—	4,844	—	865	18,599	—	—	49,019
	Purchased swap options#	4	824	—	115,077	22,174	58,757	7,245	—	—	204,081
	Purchased options#	—	—	—	—	—	—	38,592	—	—	38,592

	Total Assets	$23,617	$3,321	$13,007	$119,921	$297,376	$177,925	$64,436	$67,062	$—	$766,665

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	1,879	—	—		—	—	—	1,879
	OTC Total return swap contracts*#	—	3,870	—	—	—	—	—	—	—	3,870
	OTC Credit default contracts*#	57,987	—	—	—	306,652	114,200	—	312,316	—	791,155
	Forward currency contracts#	—	—	—	—	—	—	—	—	3,023	3,023
	Forward premium swap option contracts#	12,949	5,938	—	1,974	—	345	10,402	—	—	31,608
	Written swap options#	7	824	—	82,768	16,790	59,482	591,824	—	—	751,695
	Written options#	—	—	—	—	—	—	38,032	—	—	38,032

	Total Liabilities	$70,943	$10,632	$1,879	$84,742	$323,442	$174,027	$640,258	$312,316	$3,023	$1,621,262

	Total Financial and Derivative Net Assets	$(47,326)	$(7,311)	$11,128	$35,179	$(26,066)	$3,898	$(575,822)	$(245,254)	$(3,023)	$(854,597)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$(575,822)	$(220,910)	$—
	Net amount	$(47,326)	$(7,311)	$11,128	$35,179	$(26,066)	$3,898	$—	$(24,344)	$(3,023)

*	Excludes premiums, if any.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement.
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: September 29, 2017